Expense Example - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend Income Fund - Fidelity Freedom Blend Income Fund - Premier Class	May 30, 2023 USD ($)
Expense Example:
1 year	$ 19
3 years	61
5 years	107
10 years	$ 243